Cash flow statement - Cash outflows (inflows) arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 705	$ 151	$ 881
Borrowings of bank loans		(326)
Proceeds from corporate bond issue	(1,000)		(485)
Repayment of lease liabilities	55	52	54
Cash outflows/(inflows) from other		(4)	(3)
Dividends	327	327	327
Purchase of own shares			158
Proceeds from own Shares/issue of ordinary shares	(1)		(6)
Net cash used in financing activities	86	200	926
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	705	151	881
Borrowings of bank loans		(326)
Proceeds from corporate bond issue	(1,000)		(485)
Repayment of lease liabilities	55	52	54
Cash outflows/(inflows) from other		(4)	(3)
Net cash used in financing activities	(240)	(127)	447
Equity.
Disclosure Of Cash Flow Statement [line items]
Dividends	327	327	327
Purchase of own shares			158
Proceeds from own Shares/issue of ordinary shares	(1)		(6)
Net cash used in financing activities	$ 326	$ 327	$ 479